Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 58.73%
Communication services: 6.04%
Diversified telecommunication services: 0.54%
AT&T, Inc.	4,779	$138,543
Comcast Corp. Class A	2,450	70,340
Verizon Communications, Inc.	2,879	144,526
		353,409
Entertainment: 0.80%
Electronic Arts, Inc.	154	31,396
Live Nation Entertainment, Inc.†	108	16,471
Netflix, Inc.†	2,882	277,104
Take-Two Interactive Software, Inc.†	119	23,503
TKO Group Holdings, Inc. Class A	45	9,074
Walt Disney Co.	1,209	116,524
Warner Bros Discovery, Inc.†	1,692	46,462
		520,534
Interactive media & services: 4.48%
Alphabet, Inc. Class A	3,974	1,142,763
Alphabet, Inc. Class C	3,193	915,944
Meta Platforms, Inc. Class A	1,493	854,190
		2,912,897
Media: 0.11%
Charter Communications, Inc. Class A†	59	12,737
EchoStar Corp. Class A†	92	10,770
Fox Corp. Class A	137	8,001
Fox Corp. Class B	97	5,151
News Corp. Class A	253	6,307
News Corp. Class B	83	2,366
Omnicom Group, Inc.	215	16,192
Paramount Skydance Corp. Class B	212	1,912
The Trade Desk, Inc. Class A†	301	6,830
		70,266
Wireless telecommunication services: 0.11%
T-Mobile U.S., Inc.	323	67,840
Consumer discretionary: 5.79%
Automobile components: 0.02%
Aptiv PLC†	145	10,069
Automobiles: 1.22%
Ford Motor Co.	2,675	30,870
General Motors Co.	617	45,966
Tesla, Inc.†	1,920	713,760
		790,596
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Broadline retail: 2.18%
Amazon.com, Inc.†	6,669	$1,388,953
eBay, Inc.	309	28,125
		1,417,078
Distributors: 0.02%
Genuine Parts Co.	95	10,046
Pool Corp.	22	4,451
		14,497
Hotels, restaurants & leisure: 1.05%
Airbnb, Inc. Class A†	289	36,495
Booking Holdings, Inc.	22	92,627
Carnival Corp.	785	20,316
Chipotle Mexican Grill, Inc. Class A†	889	28,457
Darden Restaurants, Inc.	79	15,487
Domino’s Pizza, Inc.	21	7,535
DoorDash, Inc. Class A†	255	38,288
Expedia Group, Inc.	80	18,471
Hilton Worldwide Holdings, Inc.	157	47,741
Las Vegas Sands Corp.	206	11,099
Marriott International, Inc. Class A	150	49,060
McDonald’s Corp.	486	151,044
MGM Resorts International†	131	4,848
Norwegian Cruise Line Holdings Ltd.†	311	5,816
Royal Caribbean Cruises Ltd.	172	47,331
Starbucks Corp.	778	69,701
Wynn Resorts Ltd.	58	5,890
Yum! Brands, Inc.	190	29,541
		679,747
Household durables: 0.14%
D.R. Horton, Inc.	184	25,249
Garmin Ltd.	112	25,985
Lennar Corp. Class A	147	12,765
NVR, Inc.†	2	13,180
PulteGroup, Inc.	131	15,407
		92,586
Leisure products: 0.01%
Hasbro, Inc.	91	8,517
Specialty retail: 1.01%
AutoZone, Inc.†	11	37,156
Best Buy Co., Inc.	133	8,539
Carvana Co. Class A†	97	30,495
Home Depot, Inc.	680	223,645
Lowe’s Cos., Inc.	383	90,495
O’Reilly Automotive, Inc.†	575	53,078
Ross Stores, Inc.	221	47,875
See accompanying notes to portfolio of investments
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Specialty retail(continued)
TJX Cos., Inc.	758	$121,053
Tractor Supply Co.	361	16,353
Ulta Beauty, Inc.†	30	15,681
Williams-Sonoma, Inc.	81	14,769
		659,139
Textiles, apparel & luxury goods: 0.14%
Deckers Outdoor Corp.†	97	9,709
lululemon athletica, Inc.†	73	11,176
NIKE, Inc. Class B	813	42,943
Ralph Lauren Corp. Class A	26	8,944
Tapestry, Inc.	138	19,473
		92,245
Consumer staples: 3.09%
Beverages: 0.66%
Brown-Forman Corp. Class B	117	3,093
Coca-Cola Co.	2,643	201,000
Constellation Brands, Inc. Class A	96	14,400
Keurig Dr Pepper, Inc.	927	24,408
Molson Coors Beverage Co. Class B	116	4,995
Monster Beverage Corp.†	487	35,288
PepsiCo, Inc.	933	144,886
		428,070
Consumer staples distribution & retail: 1.22%
Costco Wholesale Corp.	303	301,918
Dollar General Corp.	150	17,810
Dollar Tree, Inc.†	126	13,798
Kroger Co.	397	28,727
Sysco Corp.	327	23,325
Target Corp.	309	37,451
Walmart, Inc.	2,993	371,970
		794,999
Food products: 0.27%
Archer-Daniels-Midland Co.	328	23,842
Bunge Global SA	92	11,702
Campbell’s Co.	134	2,984
Conagra Brands, Inc.	327	5,141
General Mills, Inc.	364	13,548
Hershey Co.	101	20,997
Hormel Foods Corp.	199	4,507
J.M. Smucker Co.	73	7,040
Kraft Heinz Co.	582	13,089
McCormick & Co., Inc.	173	8,726
Mondelez International, Inc. Class A	875	50,435
Tyson Foods, Inc. Class A	193	12,366
		174,377
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Household products: 0.50%
Church & Dwight Co., Inc.	162	$15,118
Clorox Co.	83	8,601
Colgate-Palmolive Co.	550	46,877
Kimberly-Clark Corp.	227	21,899
Procter & Gamble Co.	1,587	229,226
		321,721
Personal care products: 0.05%
Estee Lauder Cos., Inc. Class A	169	12,129
Kenvue, Inc.	1,308	22,550
		34,679
Tobacco: 0.39%
Altria Group, Inc.	1,146	75,625
Philip Morris International, Inc.	1,063	175,756
		251,381
Energy: 2.36%
Energy equipment & services: 0.18%
Baker Hughes Co. Class A	675	41,209
Halliburton Co.	572	22,302
SLB Ltd.	1,021	52,469
		115,980
Oil, gas & consumable fuels: 2.18%
APA Corp.	242	10,270
Chevron Corp.	1,280	264,832
ConocoPhillips	836	110,352
Coterra Energy, Inc.	518	18,203
Devon Energy Corp.	423	21,285
Diamondback Energy, Inc.	133	26,306
EOG Resources, Inc.	370	53,491
EQT Corp.	426	27,111
Expand Energy Corp.	163	17,894
Exxon Mobil Corp.	2,853	484,040
Kinder Morgan, Inc.	1,337	44,830
Marathon Petroleum Corp.	201	49,080
Occidental Petroleum Corp.	491	31,915
ONEOK, Inc.	430	38,868
Phillips 66	275	50,099
Targa Resources Corp.	147	36,857
Texas Pacific Land Corp.	40	18,982
Valero Energy Corp.	208	51,393
Williams Cos., Inc.	834	60,699
		1,416,507
Financials: 7.40%
Banks: 2.06%
Bank of America Corp.	4,530	220,837
See accompanying notes to portfolio of investments
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Banks(continued)
Citigroup, Inc.	1,193	$135,298
Citizens Financial Group, Inc.	290	17,391
Fifth Third Bancorp	614	28,526
Huntington Bancshares, Inc.	1,386	21,691
JPMorgan Chase & Co.	1,841	541,549
KeyCorp	640	12,832
M&T Bank Corp.	104	21,499
PNC Financial Services Group, Inc.	276	57,433
Regions Financial Corp.	593	15,489
Truist Financial Corp.	862	39,626
U.S. Bancorp	1,061	55,183
Wells Fargo & Co.	2,111	168,057
		1,335,411
Capital markets: 1.89%
Ameriprise Financial, Inc.	62	27,553
Ares Management Corp. Class A	141	15,383
Bank of New York Mellon Corp.	470	55,756
BlackRock, Inc.	99	95,209
Blackstone, Inc.	511	58,760
Cboe Global Markets, Inc.	71	19,956
Charles Schwab Corp.	1,140	107,137
CME Group, Inc.	246	72,656
Coinbase Global, Inc. Class A†	152	26,541
FactSet Research Systems, Inc.	25	5,425
Franklin Resources, Inc.	210	4,960
Goldman Sachs Group, Inc.	205	173,428
Interactive Brokers Group, Inc. Class A	304	20,389
Intercontinental Exchange, Inc.	388	61,025
Invesco Ltd.	303	7,360
KKR & Co., Inc.	469	43,382
Moody’s Corp.	105	45,806
Morgan Stanley	821	135,112
MSCI, Inc. Class A	50	26,951
Nasdaq, Inc.	307	26,061
Northern Trust Corp.	127	17,725
Raymond James Financial, Inc.	120	17,375
Robinhood Markets, Inc. Class A†	540	37,422
S&P Global, Inc.	209	88,896
State Street Corp.	191	24,173
T. Rowe Price Group, Inc.	149	13,431
		1,227,872
Consumer finance: 0.32%
American Express Co.	366	110,708
Capital One Financial Corp.	427	77,897
Synchrony Financial	237	16,121
		204,726
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Financial services: 2.12%
Apollo Global Management, Inc.	317	$35,320
Berkshire Hathaway, Inc. Class B†	1,252	599,958
Block, Inc.†	374	22,507
Corpay, Inc.†	48	13,968
Fidelity National Information Services, Inc.	354	16,606
Fiserv, Inc.†	367	20,479
Global Payments, Inc.	162	10,903
Jack Henry & Associates, Inc.	49	7,744
Mastercard, Inc. Class A	556	277,811
PayPal Holdings, Inc.	629	28,450
Visa, Inc. Class A	1,148	346,971
		1,380,717
Insurance: 1.01%
Aflac, Inc.	319	34,997
Allstate Corp.	177	36,699
American International Group, Inc.	366	27,541
Aon PLC Class A	146	47,126
Arch Capital Group Ltd.†	244	23,422
Arthur J Gallagher & Co.	175	37,901
Assurant, Inc.	34	7,406
Brown & Brown, Inc.	200	13,042
Chubb Ltd.	248	80,831
Cincinnati Financial Corp.	107	16,836
Erie Indemnity Co. Class A	17	4,272
Everest Group Ltd.	28	9,152
Globe Life, Inc.	54	7,515
Hartford Insurance Group, Inc.	190	25,694
Loews Corp.	115	12,275
Marsh & McLennan Cos., Inc.	330	57,238
MetLife, Inc.	376	26,591
Principal Financial Group, Inc.	135	12,165
Progressive Corp.	400	79,296
Prudential Financial, Inc.	238	23,250
Travelers Cos., Inc.	148	43,169
W.R. Berkley Corp.	203	13,455
Willis Towers Watson PLC	65	18,896
		658,769
Health care: 5.56%
Biotechnology: 1.05%
AbbVie, Inc.	1,207	262,510
Amgen, Inc.	368	129,481
Biogen, Inc.†	100	18,333
Gilead Sciences, Inc.	847	118,046
Incyte Corp.†	114	10,730
Moderna, Inc.†	237	12,040
See accompanying notes to portfolio of investments
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Biotechnology(continued)
Regeneron Pharmaceuticals, Inc.	69	$53,312
Vertex Pharmaceuticals, Inc.†	173	77,251
		681,703
Health care equipment & supplies: 1.05%
Abbott Laboratories	1,187	121,869
Align Technology, Inc.†	46	7,886
Baxter International, Inc.	351	5,897
Becton Dickinson & Co.	194	30,503
Boston Scientific Corp.†	1,012	63,503
Cooper Cos., Inc.†	134	9,581
DexCom, Inc.†	263	16,516
Edwards Lifesciences Corp.†	396	31,712
GE HealthCare Technologies, Inc.	311	22,137
Hologic, Inc.†	152	11,490
IDEXX Laboratories, Inc.†	55	30,904
Insulet Corp.†	48	10,072
Intuitive Surgical, Inc.†	242	111,559
Medtronic PLC	875	75,819
ResMed, Inc.	99	22,223
Solventum Corp.†	101	6,595
STERIS PLC	67	14,816
Stryker Corp.	235	77,219
Zimmer Biomet Holdings, Inc.	135	12,207
		682,508
Health care providers & services: 0.91%
Cardinal Health, Inc.	161	34,021
Cencora, Inc.	133	41,781
Centene Corp.†	319	10,444
Cigna Group	180	48,015
CVS Health Corp.	868	62,340
DaVita, Inc.†	23	3,535
Elevance Health, Inc.	151	44,205
HCA Healthcare, Inc.	107	50,637
Henry Schein, Inc.†	68	5,011
Humana, Inc.	82	14,218
Labcorp Holdings, Inc.	57	15,208
McKesson Corp.	84	72,690
Quest Diagnostics, Inc.	75	14,698
UnitedHealth Group, Inc.	618	167,225
Universal Health Services, Inc. Class B	38	6,801
		590,829
Life sciences tools & services: 0.49%
Agilent Technologies, Inc.	193	21,998
Bio-Techne Corp.	107	5,592
Charles River Laboratories International, Inc.†	34	5,865
Danaher Corp.	429	81,338
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Life sciences tools & services(continued)
IQVIA Holdings, Inc.†	116	$19,783
Mettler-Toledo International, Inc.†	14	17,657
Revvity, Inc.	77	6,746
Thermo Fisher Scientific, Inc.	256	125,832
Waters Corp.†	68	20,250
West Pharmaceutical Services, Inc.	49	12,281
		317,342
Pharmaceuticals: 2.06%
Bristol-Myers Squibb Co.	1,390	84,304
Eli Lilly & Co.	541	497,596
Johnson & Johnson	1,645	402,104
Merck & Co., Inc.	1,694	203,771
Pfizer, Inc.	3,881	108,978
Viatris, Inc.	786	10,619
Zoetis, Inc.	288	34,044
		1,341,416
Industrials: 5.30%
Aerospace & defense: 1.37%
Axon Enterprise, Inc.†	54	22,933
Boeing Co.†	536	106,680
General Dynamics Corp.	173	59,377
General Electric Co.	716	203,179
Howmet Aerospace, Inc.	274	63,146
Huntington Ingalls Industries, Inc.	27	10,257
L3Harris Technologies, Inc.	128	44,179
Lockheed Martin Corp.	138	83,406
Northrop Grumman Corp.	91	62,084
RTX Corp.	916	176,696
Textron, Inc.	119	10,420
TransDigm Group, Inc.	39	45,200
		887,557
Air freight & logistics: 0.20%
CH Robinson Worldwide, Inc.	81	13,452
Expeditors International of Washington, Inc.	91	13,034
FedEx Corp.	148	52,715
United Parcel Service, Inc. Class B	504	49,583
		128,784
Building products: 0.29%
A.O. Smith Corp.	77	5,077
Allegion PLC	59	8,572
Builders FirstSource, Inc.†	75	6,175
Carrier Global Corp.	536	30,182
Johnson Controls International PLC	418	54,737
Lennox International, Inc.	22	10,211
See accompanying notes to portfolio of investments
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Building products(continued)
Masco Corp.	139	$8,392
Trane Technologies PLC	151	62,928
		186,274
Commercial services & supplies: 0.27%
Cintas Corp.	232	39,240
Copart, Inc.†	608	20,186
Republic Services, Inc. Class A	137	30,006
Rollins, Inc.	200	10,682
Veralto Corp.	170	15,031
Waste Management, Inc.	253	58,137
		173,282
Construction & engineering: 0.17%
Comfort Systems USA, Inc.	24	33,096
EMCOR Group, Inc.	31	22,887
Quanta Services, Inc.	102	56,000
		111,983
Electrical equipment: 0.70%
AMETEK, Inc.	157	33,654
Eaton Corp. PLC	265	94,782
Emerson Electric Co.	384	50,312
GE Vernova, Inc.	184	160,614
Generac Holdings, Inc.†	40	7,813
Hubbell, Inc. Class B	36	17,667
Rockwell Automation, Inc.	77	27,634
Vertiv Holdings Co. Class A	261	65,401
		457,877
Ground transportation: 0.51%
CSX Corp.	1,269	52,093
J.B. Hunt Transport Services, Inc.	51	10,807
Norfolk Southern Corp.	153	43,911
Old Dominion Freight Line, Inc.	126	24,620
Uber Technologies, Inc.†	1,405	101,062
Union Pacific Corp.	405	98,261
		330,754
Industrial conglomerates: 0.23%
3M Co.	360	52,283
Honeywell International, Inc.	433	97,871
		150,154
Machinery: 1.09%
Caterpillar, Inc.	318	225,290
Cummins, Inc.	94	50,574
Deere & Co.	172	96,888
Dover Corp.	92	19,177
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Machinery(continued)
Fortive Corp.	214	$11,830
IDEX Corp.	51	9,667
Illinois Tool Works, Inc.	179	46,592
Ingersoll Rand, Inc.	243	19,469
Nordson Corp.	36	9,578
Otis Worldwide Corp.	265	20,426
PACCAR, Inc.	359	41,465
Parker-Hannifin Corp.	86	76,991
Pentair PLC	112	9,756
Snap-on, Inc.	35	12,713
Stanley Black & Decker, Inc.	106	7,532
Westinghouse Air Brake Technologies Corp.	116	28,990
Xylem, Inc.	166	19,837
		706,775
Passenger airlines: 0.10%
Delta Air Lines, Inc.	443	29,451
Southwest Airlines Co.	335	12,586
United Airlines Holdings, Inc.†	221	20,347
		62,384
Professional services: 0.22%
Automatic Data Processing, Inc.	275	55,875
Broadridge Financial Solutions, Inc.	80	12,998
Equifax, Inc.	82	14,766
Jacobs Solutions, Inc.	80	10,182
Leidos Holdings, Inc.	87	13,530
Paychex, Inc.	221	20,359
Verisk Analytics, Inc. Class A	95	18,026
		145,736
Trading companies & distributors: 0.15%
Fastenal Co.	784	36,378
United Rentals, Inc.	43	31,328
WW Grainger, Inc.	30	32,724
		100,430
Information technology: 19.32%
Communications equipment: 0.66%
Arista Networks, Inc.†	705	86,560
Ciena Corp.†	96	37,270
Cisco Systems, Inc.	2,697	209,260
F5, Inc.†	39	11,284
Lumentum Holdings, Inc.†	49	34,435
Motorola Solutions, Inc.	113	49,039
		427,848
Electronic equipment, instruments & components: 0.52%
Amphenol Corp. Class A	839	106,008
See accompanying notes to portfolio of investments
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
CDW Corp.	89	$10,771
Coherent Corp.†	128	30,491
Corning, Inc.	533	72,472
Jabil, Inc.	72	19,125
Keysight Technologies, Inc.†	117	33,037
TE Connectivity PLC	200	41,804
Teledyne Technologies, Inc.†	32	19,360
Zebra Technologies Corp. Class A†	34	7,109
		340,177
IT services: 0.47%
Accenture PLC Class A	420	83,282
Akamai Technologies, Inc.†	98	11,255
Cognizant Technology Solutions Corp. Class A	326	20,000
EPAM Systems, Inc.†	38	5,145
Gartner, Inc.†	48	7,600
GoDaddy, Inc. Class A†	92	7,606
International Business Machines Corp.	638	154,645
VeriSign, Inc.	56	13,908
		303,441
Semiconductors & semiconductor equipment: 8.49%
Advanced Micro Devices, Inc.†	1,113	226,418
Analog Devices, Inc.	334	106,259
Applied Materials, Inc.	542	185,250
Broadcom, Inc.	3,237	1,001,884
First Solar, Inc.†	73	14,400
Intel Corp.†	3,205	141,437
KLA Corp.	89	131,044
Lam Research Corp.	852	182,038
Microchip Technology, Inc.	369	23,841
Micron Technology, Inc.	768	259,461
Monolithic Power Systems, Inc.	33	36,080
NVIDIA Corp.	16,589	2,893,122
NXP Semiconductors NV	172	33,860
ON Semiconductor Corp.†	269	16,656
Qnity Electronics, Inc.	143	16,499
QUALCOMM, Inc.	728	93,752
Skyworks Solutions, Inc.	103	5,516
Teradyne, Inc.	107	31,721
Texas Instruments, Inc.	620	120,367
		5,519,605
Software: 4.85%
Adobe, Inc.†	280	68,062
AppLovin Corp. Class A†	185	73,630
Autodesk, Inc.†	145	34,713
Cadence Design Systems, Inc.†	186	51,684
Crowdstrike Holdings, Inc. Class A†	172	67,151
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Software(continued)
Datadog, Inc. Class A†	224	$26,443
Fair Isaac Corp.†	16	17,081
Fortinet, Inc.†	432	35,303
Gen Digital, Inc.	376	7,080
Intuit, Inc.	190	82,152
Microsoft Corp.	5,069	1,876,392
Oracle Corp.	1,158	170,353
Palantir Technologies, Inc. Class A†	1,559	228,050
Palo Alto Networks, Inc.†	552	88,497
PTC, Inc.†	81	11,542
Roper Technologies, Inc.	73	25,832
Salesforce, Inc.	640	119,469
ServiceNow, Inc.†	714	74,649
Synopsys, Inc.†	131	51,939
Trimble, Inc.†	162	10,567
Tyler Technologies, Inc.†	29	9,929
Workday, Inc. Class A†	145	18,838
		3,149,356
Technology hardware, storage & peripherals: 4.33%
Apple, Inc.	10,022	2,543,483
Dell Technologies, Inc. Class C	203	33,319
Hewlett Packard Enterprise Co.	907	21,596
HP, Inc.	627	12,045
NetApp, Inc.	135	13,823
Sandisk Corp.†	101	64,169
Seagate Technology Holdings PLC	149	58,372
Super Micro Computer, Inc.†	343	7,810
Western Digital Corp.	231	62,483
		2,817,100
Materials: 1.23%
Chemicals: 0.69%
Air Products & Chemicals, Inc.	152	44,154
Albemarle Corp.	80	14,362
CF Industries Holdings, Inc.	106	13,763
Corteva, Inc.	459	38,423
Dow, Inc.	490	20,409
DuPont de Nemours, Inc.	279	12,778
Ecolab, Inc.	174	46,288
International Flavors & Fragrances, Inc.	175	12,696
Linde PLC	319	158,147
LyondellBasell Industries NV Class A	176	14,179
Mosaic Co.	217	5,534
PPG Industries, Inc.	153	16,353
Sherwin-Williams Co.	157	50,326
		447,412
See accompanying notes to portfolio of investments
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Construction materials: 0.15%
CRH PLC	458	$48,145
Martin Marietta Materials, Inc.	41	24,136
Vulcan Materials Co.	90	24,507
		96,788
Containers & packaging: 0.11%
Amcor PLC	315	12,521
Avery Dennison Corp.	53	9,152
Ball Corp.	183	10,817
International Paper Co.	360	12,852
Packaging Corp. of America	61	12,945
Smurfit Westrock PLC	357	14,227
		72,514
Metals & mining: 0.28%
Freeport-McMoRan, Inc.	981	57,663
Newmont Corp.	745	80,646
Nucor Corp.	156	26,380
Steel Dynamics, Inc.	94	16,920
		181,609
Real estate: 1.15%
Health care REITs: 0.21%
Alexandria Real Estate Equities, Inc.	106	4,920
Healthpeak Properties, Inc.	474	7,788
Ventas, Inc.	324	26,497
Welltower, Inc.	476	94,110
		133,315
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	437	8,373
Industrial REITs: 0.13%
Prologis, Inc.	635	83,934
Office REITs: 0.01%
BXP, Inc.	101	5,242
Real estate management & development: 0.06%
CBRE Group, Inc. Class A†	198	26,821
CoStar Group, Inc.†	289	11,659
		38,480
Residential REITs: 0.11%
AvalonBay Communities, Inc.	97	15,845
Camden Property Trust	71	6,934
Equity Residential	235	13,900
Essex Property Trust, Inc.	44	10,648
Invitation Homes, Inc.	385	9,567
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	80	$9,770
UDR, Inc.	205	6,925
		73,589
Retail REITs: 0.16%
Federal Realty Investment Trust	54	5,735
Kimco Realty Corp.	460	10,336
Realty Income Corp.	628	38,421
Regency Centers Corp.	112	8,474
Simon Property Group, Inc.	222	41,410
		104,376
Specialized REITs: 0.46%
American Tower Corp.	320	55,226
Crown Castle, Inc.	297	24,149
Digital Realty Trust, Inc.	220	39,646
Equinix, Inc.	67	65,676
Extra Space Storage, Inc.	145	19,014
Iron Mountain, Inc.	202	20,632
Public Storage	108	29,255
SBA Communications Corp. Class A	73	12,564
VICI Properties, Inc. Class A	730	19,944
Weyerhaeuser Co.	492	12,019
		298,125
Utilities: 1.49%
Electric utilities: 0.98%
Alliant Energy Corp.	175	12,558
American Electric Power Co., Inc.	369	48,369
Constellation Energy Corp.	213	59,480
Duke Energy Corp.	531	69,529
Edison International	263	19,246
Entergy Corp.	309	34,719
Evergy, Inc.	157	12,862
Eversource Energy	256	17,736
Exelon Corp.	698	34,216
FirstEnergy Corp.	355	17,984
NextEra Energy, Inc.	1,422	132,075
NRG Energy, Inc.	145	21,190
PG&E Corp.	1,500	26,355
Pinnacle West Capital Corp.	82	8,262
PPL Corp.	505	19,291
Southern Co.	752	72,583
Xcel Energy, Inc.	404	32,094
		638,549
Gas utilities: 0.03%
Atmos Energy Corp.	113	20,873
See accompanying notes to portfolio of investments
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.06%
AES Corp.	486	$6,848
Vistra Corp.	217	32,621
		39,469
Multi-utilities: 0.39%
Ameren Corp.	189	20,775
CenterPoint Energy, Inc.	446	19,250
CMS Energy Corp.	209	16,214
Consolidated Edison, Inc.	246	27,842
Dominion Energy, Inc.	583	36,041
DTE Energy Co.	142	20,763
NiSource, Inc.	327	15,258
Public Service Enterprise Group, Inc.	341	27,604
Sempra	446	43,338
WEC Energy Group, Inc.	222	25,701
		252,786
Water utilities: 0.03%
American Water Works Co., Inc.	133	18,100
Total common stocks (Cost $16,481,066)		38,161,478

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 37.71%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	667,717
U.S. Treasury Bonds	1.63	11-15-2050	87,000	45,393
U.S. Treasury Bonds	1.88	2-15-2041	164,000	113,615
U.S. Treasury Bonds	1.88	2-15-2051	221,000	122,716
U.S. Treasury Bonds	1.88	11-15-2051	175,000	96,134
U.S. Treasury Bonds	2.00	8-15-2051	129,000	73,444
U.S. Treasury Bonds	2.25	5-15-2041	201,000	146,455
U.S. Treasury Bonds	2.25	8-15-2049	108,000	67,175
U.S. Treasury Bonds	2.25	2-15-2052	615,000	370,634
U.S. Treasury Bonds	2.38	5-15-2051	324,000	202,690
U.S. Treasury Bonds	2.50	5-15-2046	105,000	72,138
U.S. Treasury Bonds	2.75	8-15-2047	101,000	71,469
U.S. Treasury Bonds	2.75	11-15-2047	100,000	70,535
U.S. Treasury Bonds	2.88	8-15-2045	5,000	3,712
U.S. Treasury Bonds	2.88	11-15-2046	154,000	112,570
U.S. Treasury Bonds	3.00	11-15-2044	64,000	49,005
U.S. Treasury Bonds	3.00	11-15-2045	115,000	86,928
U.S. Treasury Bonds	3.00	2-15-2047	106,000	78,978
U.S. Treasury Bonds	3.00	5-15-2047	104,000	77,293
U.S. Treasury Bonds	3.00	2-15-2048	114,000	84,066
U.S. Treasury Bonds	3.00	8-15-2048	121,000	88,803
U.S. Treasury Bonds	3.00	2-15-2049	140,000	102,249
U.S. Treasury Bonds	3.13	11-15-2041	37,000	30,276
U.S. Treasury Bonds	3.13	5-15-2048	123,000	92,562
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.38%	5-15-2044	$110,000	$89,904
U.S. Treasury Bonds	3.38	11-15-2048	300,000	235,090
U.S. Treasury Bonds	3.50	2-15-2039	29,000	26,164
U.S. Treasury Bonds	3.75	8-15-2041	36,000	32,105
U.S. Treasury Bonds	3.88	8-15-2040	37,000	33,913
U.S. Treasury Bonds	4.25	5-15-2039	31,000	30,088
U.S. Treasury Bonds	4.25	11-15-2040	40,000	38,138
U.S. Treasury Bonds	4.25	2-15-2054	200,000	179,156
U.S. Treasury Bonds	4.38	2-15-2038	33,000	32,938
U.S. Treasury Bonds	4.38	11-15-2039	275,000	268,211
U.S. Treasury Bonds	4.38	5-15-2040	35,000	33,995
U.S. Treasury Bonds	4.38	5-15-2041	123,000	118,460
U.S. Treasury Bonds	4.50	2-15-2036	26,000	26,515
U.S. Treasury Bonds	4.50	5-15-2038	21,000	21,150
U.S. Treasury Bonds	4.50	8-15-2039	33,000	32,686
U.S. Treasury Bonds	4.50	11-15-2054	200,000	186,844
U.S. Treasury Bonds	4.63	2-15-2040	138,000	137,903
U.S. Treasury Bonds	4.63	11-15-2045	390,000	376,167
U.S. Treasury Bonds	4.63	2-15-2055	120,000	114,455
U.S. Treasury Bonds	4.75	2-15-2037	103,000	106,677
U.S. Treasury Bonds	4.75	2-15-2041	44,000	44,239
U.S. Treasury Bonds	4.75	11-15-2053	290,000	281,968
U.S. Treasury Bonds	4.75	5-15-2055	90,000	87,634
U.S. Treasury Bonds	5.00	5-15-2037	102,000	107,949
U.S. Treasury Bonds	5.25	2-15-2029	273,000	284,037
U.S. Treasury Bonds	5.38	2-15-2031	331,000	351,739
U.S. Treasury Bonds	5.50	8-15-2028	835,000	866,867
U.S. Treasury Bonds	6.13	11-15-2027	49,000	50,782
U.S. Treasury Bonds	6.13	8-15-2029	85,000	91,026
U.S. Treasury Bonds	6.25	5-15-2030	871,000	947,995
U.S. Treasury Bonds	6.38	8-15-2027	1,081,000	1,118,075
U.S. Treasury Bonds	6.63	2-15-2027	158,000	161,969
U.S. Treasury Notes	0.38	7-31-2027	500,000	477,695
U.S. Treasury Notes	0.38	9-30-2027	155,000	147,244
U.S. Treasury Notes	0.50	5-31-2027	491,000	472,568
U.S. Treasury Notes	0.50	8-31-2027	142,000	135,516
U.S. Treasury Notes	0.50	10-31-2027	1,243,000	1,179,733
U.S. Treasury Notes	0.63	11-30-2027	574,000	544,493
U.S. Treasury Notes	0.63	5-15-2030	1,353,000	1,185,144
U.S. Treasury Notes	0.63	8-15-2030	1,052,000	913,596
U.S. Treasury Notes	0.88	11-15-2030	132,000	115,046
U.S. Treasury Notes	1.00	7-31-2028	315,000	295,386
U.S. Treasury Notes	1.25	4-30-2028	25,000	23,726
U.S. Treasury Notes	1.25	9-30-2028	785,000	737,225
U.S. Treasury Notes	1.25	8-15-2031	1,051,000	912,194
U.S. Treasury Notes	1.38	10-31-2028	1,245,000	1,170,786
U.S. Treasury Notes	1.38	11-15-2031	940,000	815,156
U.S. Treasury Notes	1.50	11-30-2028	380,000	357,824
See accompanying notes to portfolio of investments
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	1.50%	2-15-2030	$209,000	$191,251
U.S. Treasury Notes	2.25	2-15-2027	196,000	193,456
U.S. Treasury Notes	2.25	8-15-2027	81,000	79,291
U.S. Treasury Notes	2.25	11-15-2027	99,000	96,537
U.S. Treasury Notes	2.38	5-15-2027	164,000	161,425
U.S. Treasury Notes	2.38	3-31-2029	200,000	191,820
U.S. Treasury Notes	2.38	5-15-2029	90,000	86,168
U.S. Treasury Notes	2.63	2-15-2029	181,000	175,118
U.S. Treasury Notes	2.75	2-15-2028	189,000	185,375
U.S. Treasury Notes	2.75	8-15-2032	680,000	628,920
U.S. Treasury Notes	2.88	5-15-2028	178,000	174,614
U.S. Treasury Notes	2.88	8-15-2028	190,000	185,992
U.S. Treasury Notes	3.13	11-15-2028	226,000	222,063
U.S. Treasury Notes	3.50	9-30-2027	690,000	686,631
U.S. Treasury Notes	3.50	2-15-2033	115,000	110,652
U.S. Treasury Notes	3.88	8-15-2033	460,000	451,573
U.S. Treasury Notes	4.13	11-15-2032	260,000	260,091
U.S. Treasury Notes	4.38	5-15-2034	1,200,000	1,212,656
U.S. Treasury Notes	4.50	11-15-2033	200,000	204,141
U.S. Treasury Notes	4.63	2-15-2035	80,000	82,081
Total U.S. Treasury securities (Cost $25,738,678)				24,504,583

		Yield	Shares
Short-term investments: 3.01%
Investment companies: 3.01%
Allspring Government Money Market Fund Select Class♠∞		3.60	1,958,165	1,958,165
Total short-term investments (Cost $1,958,165)				1,958,165
Total investments in securities (Cost $44,177,909)	99.45%			64,624,226
Other assets and liabilities, net	0.55			355,205
Total net assets	100.00%			$64,979,431

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,876,704	$2,895,777	$(2,814,316)	$0	$0	$1,958,165	1,958,165	$17,756
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	11	6-18-2026	$1,245,604	$1,221,516	$0	$(24,088)
Micro E-Mini S&P 500	28	6-18-2026	929,363	919,905	0	(9,458)
Short
E-Mini S&P 500 Index	(5)	6-18-2026	(1,681,715)	(1,642,688)	39,027	0
Ultra U.S. Treasury Bond	(17)	6-18-2026	(2,048,193)	(1,981,562)	66,631	0
					$105,658	$(33,546)
See accompanying notes to portfolio of investments
18 | Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Index Asset Allocation Fund | 19

Notes to portfolio of investments—March 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,924,946	$0	$0	$3,924,946
Consumer discretionary	3,764,474	0	0	3,764,474
Consumer staples	2,005,227	0	0	2,005,227
Energy	1,532,487	0	0	1,532,487
Financials	4,807,495	0	0	4,807,495
Health care	3,613,798	0	0	3,613,798
Industrials	3,441,990	0	0	3,441,990
Information technology	12,557,527	0	0	12,557,527
Materials	798,323	0	0	798,323
Real estate	745,434	0	0	745,434
Utilities	969,777	0	0	969,777
U.S. Treasury securities	24,504,583	0	0	24,504,583
Short-term investments
Investment companies	1,958,165	0	0	1,958,165
	64,624,226	0	0	64,624,226
Futures contracts	105,658	0	0	105,658
Total assets	$64,729,884	$0	$0	$64,729,884
Liabilities
Futures contracts	$33,546	$0	$0	$33,546
Total liabilities	$33,546	$0	$0	$33,546
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of March 31, 2026, $280,531 was segregated as cash collateral for these open futures contracts.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
20 | Allspring VT Index Asset Allocation Fund